Consolidated Statements Of Equity (Parenthetical) - $ / shares	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Stockholders' Equity [Abstract]
Dividends paid (per share)	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 1.88	$ 1.72	$ 1.64